Additional Financial Information - Additional Information (Detail) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Additional Financial Information [Line Items]
Accounts receivable, net	$ 449.2	$ 350.9
LIONS GATE ENTERTAINMENT CORP. [Member] | Pooled Monetization Agreement [Member]
Additional Financial Information [Line Items]
Accounts receivable, net	$ 0.0	$ 52.3